Income tax incurred and deferred:	12 Months Ended
Dec. 31, 2021
Income tax incurred and deferred:
Income tax incurred and deferred:

Note 13 - Income tax incurred and deferred:

The Company does not consolidate its results for tax purposes.

a.	Income Tax (IT)

Mexico:

In 2019, 2020 and 2021, the Company determined tax profits in its subsidiaries in the amounts of Ps.6,119,361, Ps.2,163,740 and Ps.6,045,955, respectively. In 2019, 2020 and 2021, the tax profits were partially offset with the amortization of tax losses in the amounts of Ps.36,613, Ps.3,196 and Ps.192,040, respectively.

The subsidiaries that at December 31, 2019, 2020 and 2021, have not assessed IT due to the tax loss carryforwards, are Cozumel, Minatitlán and Tapachula.

Taxable income differs from the book income due to temporary and permanent differences arising from the different bases for the recognition of the effects of inflation for tax purposes and from the permanent effects of items affecting only the book or tax results.

The ITL establishes for 2014 and subsequent years an income tax rate of 30%.

The Company has performed the evaluation of the Preferential Tax Regimes and has determined at December 31, 2020 and 2021, it is not applicable because it does carry out a business activity, in the case of the investment in the airport of Puerto Rico, and that passive income does not represent more than 20% of its total income.

Aerostar:

In 2020 the Company determined tax losses for Ps.660,404 and determined in 2021 tax profit for Ps.88,577 and partially compensated by amortization of tax losses for Ps.79,720. Aerostar maintains an agreement with the Department of the Treasury of Puerto Rico in which its operations are subject to income taxes of Puerto Rico of 10% under the provisions of Section 12 (a) of the Public Private Partnership Law (Law) enacted in June 2009. Derived from the analysis carried out by the Administration, it is considered that there are no impacts due to changes in the legislation of the United States of America made since the 2019 fiscal year.

Airplan:

The Company determined taxable income (liquid income) in accordance with the tax law of Colombia for the fiscal year, 2019, 2020 and 2021 of Ps.325,349, Ps.9,133 and Ps.241,490, respectively.

The Company is subject to income taxes in Colombia of 33% in 2019, 32% 2020 and 31% in 2021. The company determined an income tax of Ps.107,365 in 2019, Ps.2,916 in 2020 and Ps.74,862 in 2021, respectively.

According to Article 188, for income tax purposes, it is assumed that the taxpayer's net income is not less than 3.5% of his net worth, on the last day of the immediately preceding taxable year. The percentage of presumptive income referred to in this article will be reduced to 0.5% in taxable year 2020; and reduced to 0%, as of taxable year 2021.

Tax Reform Law No. 1943, dated December 28, 2018, sets forth the following rates applicable to corporate taxable income: 33% for fiscal year 2019, 32% for fiscal year 2020, 31% for fiscal year 2021. The tax reform law 2155 of September 14, 2021 article 7 determined that as of the year 2022 it will be 35% on the net taxable income. The Company does not expect any significant effect of such changes on its tax assets and liabilities, whether current or deferred.

The IT provision at December 31, 2019, 2020 and 2021 is as follows:

	December 31,
	2019		2020		2021
Mexico:
Current IT	Ps.	1,864,384	Ps.	631,471	Ps.	1,749,031
Deferred IT		57,023		117,924		(128,254)
IT provision Mexico	Ps.	1,921,407	Ps.	749,395	Ps.	1,620,777
Aerostar:
Current Income Tax	Ps.	433	Ps.	(16)	Ps.	886
Deferred Income Tax		38,146		42,546		37,979
IT provision Aerostar	Ps.	38,579	Ps.	42,530	Ps.	38,865
Airplan:
Current IT	Ps.	110,910	Ps.	2,916	Ps.	74,862
Deferred IT		(92,794)		(65,686)		(5,997)
IT provision Airplan	Ps.	18,116	Ps.	(62,770)	Ps.	68,865
Total IT provision	Ps.	1,978,102	Ps.	729,155	Ps.	1,728,507

The reconciliation between the statutory and effective income tax rates is shown as follows:

	December 31,
	2019		2020		2021

Consolidated income before provision for IT	Ps.	7,661,741	Ps.	2,855,692	Ps.	8,126,035
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar		(843,352)		(65,672)		(1,418,186)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(100,793)		4,337		(170,247)
Income before provisions for income taxes		6,717,596		2,794,357		6,537,602
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		2,015,279		838,307		1,961,281
Non-deductible items and other permanent differences		11,941		10,496		7,853
Annual adjustment for tax inflation		(12,783)		(18,958)		(33,603)
Accounting disconnect inflation		(93,030)		(80,450)		(314,754)
Effect by difference in rate of IT Aerostar		38,579		42,530		38,865
Effect by difference in rate of IT Airplan		18,116		(62,770)		68,865
IT provision	Ps.	1,978,102	Ps.	729,155	Ps.	1,728,507
Effective IT rate		29%		26%		26%

Following are the principal temporary differences with respect to deferred tax:

	Year ended
	December 31,
	2020		2021

Deferred income tax asset:
Temporary liabilities	Ps.	31,019	Ps.	57,201
Fair value of long-term debt (Bank loan)		162,574		149,120
Allowance for doubtful accounts		66,609		57,962
		260,202		264,283
Deferred income tax payable:
Fixed and intangible assets (*)		(3,198,632)		(3,111,403)
Temporary assets		(226,106)		(197,104)
Amortization of expenses		(609)		(408)
		(3,425,347)		(3,308,915)
Deferred income tax liability - Net	Ps.	(3,165,145)	Ps.	(3,044,632)

(*)Includes Ps. 1,032,799 and Ps.1,100,265 from Aerostar from the periods 2020 and 2021, and Ps.647,571 and Ps.587,845 from Airplan in 2020 and 2021, respectively.

The net movements of the deferred tax asset and liability for the year are as follows:

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Others		Total

Balances as of December 31, 2019	Ps.	(34,296)	Ps.	3,016,922	Ps.	(42,814)	Ps.	64,772	Ps.	3,004,584
Revaluation effect by conversion Airplan and Aerostar						141,236		(75,459)		65,777
Consolidated income statement:
Airplan		(11,390)		(73,994)		(461)		20,159		(65,686)
Aerostar				43,767		(1,221)				42,546
México		(20,923)		115,197				23,650		117,924
		(32,313)		84,970		(1,682)		43,809		94,784
Balances as of December 31, 2020	Ps.	(66,609)	Ps.	3,101,892	Ps.	96,740	Ps.	33,122	Ps.	3,165,145
Conversion revaluation effect Airplan and Aerostar						(61,018)		36,777		(24,241)
Consolidated income statement:
Airplan		11,390		28,642		(1,089)		(44,940)		(5,997)
Aerostar				39,709		(1,730)				37,979
México		(2,743)		(91,743)				(33,768)		(128,254)
		8,647		(23,392)		(2,819)		(78,708)		(96,272)
Balances as of December 31, 2021	Ps.	(57,962)	Ps.	3,078,500	Ps.	32,903	Ps.	(8,809)	Ps.	3,044,632

b.	Return of Asset Tax (AT) in accordance with the Law on Flat Rate Business Tax (Flat Tax Law or LIETU) in Mexico.

AT in excess of IT effectively paid until December 31, 2007, (date on which AT was repealed) is subject to refund in accordance with the procedure established in the Flat Tax Law in the following ten periods up to 10% of the total AT paid and not yet recovered, without it exceeding the difference between the IT paid in the period and the AT paid in the previous three years, whichever is lower, in accordance with the Flat Tax Law, when IT incurred is higher than AT in any of those years, and it is subject to restatement through the application of “National Consumer Price Index” Mexican factors. The last year that the AT can be recovered is 2017.

During fiscal years 2020 and 2021, the Company obtained the recovery of AT for Ps.32,017 and Ps.416 respectively, with recognition in the results as revenue.

Recoverable taxes

At December 31, 2020 and 2021, the tax credits are as of Ps.631,999 and Ps.142,970, respectively.

Aerostar Tax loss Carry forwards:

Aerostar had cumulative tax loss carry forwards for which deferred tax has not been recognized and whose right to be amortized against future taxable income expires as shown below:

			Year of
Year of loss	Amount		expiration
2012	Ps.	7,085	2022
2013		37,256	2023
2014		25,545	2024
2015		28,520	2025
2016		27,745	2026
2017		22,372	2027
2018		10,900	2028
2020		30,725	2030
Total	Ps.	190,148

Temporary differences not recognized

Temporary difference related to investments in subsidiaries for which no liabilities have been recognized for deferred income tax shown as follows:

	December 31,
	2020		2021
Undistributed utilities	Ps.	3,200,543	Ps.	4,903,164
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	960,163	Ps.	1,470,949

This tax could be subject to the application of tax treaties existing in the countries of origin.